Condensed Consolidated Statements of Convertible Preferred Shares and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	MARIADB CORPORATION AB [Member]		Previously Reported	Preferred Shares Convertible Preferred Shares	Preferred Shares Convertible Preferred Shares MARIADB CORPORATION AB [Member]	Preferred Shares Convertible Preferred Shares Previously Reported	Preferred Shares Convertible Preferred Shares Recapitalization	Preferred Shares Convertible Preferred Shares Series C preferred warrants	Preferred Shares Convertible Preferred Shares Series C preferred warrants MARIADB CORPORATION AB [Member]	Common Stock [Member]	Common Stock [Member] MARIADB CORPORATION AB [Member]	Common Stock [Member] Previously Reported	Common Stock [Member] Recapitalization	Additional Paid-In Capital	Additional Paid-In Capital MARIADB CORPORATION AB [Member]	Additional Paid-In Capital Previously Reported	Additional Paid-In Capital Recapitalization	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) MARIADB CORPORATION AB [Member]	Accumulated Other Comprehensive Income (Loss) Previously Reported	Accumulated Deficit	Accumulated Deficit MARIADB CORPORATION AB [Member]	Accumulated Deficit Previously Reported
Balance at the beginning of period at Sep. 30, 2020						$ 106,226
Balance at the beginning of period (in shares) at Sep. 30, 2020						125,343,885
Balance at the end of period at Sep. 30, 2021		$ 106,226	[1]		$ 106,226	$ 106,226	$ 106,226
Balance at the end of period (in shares) at Sep. 30, 2021		125,343,885			28,599,012	125,343,885	125,343,885	(96,744,873)
Balance at the beginning of period at Sep. 30, 2020		$ (128,610)										$ 0				$ 5,748				$ (8,131)			$ (126,227)
Balance at the beginning of period (in shares) at Sep. 30, 2020												49,146,308
Increase (Decrease) in Stockholders' Equity
Exercise of share options		174														174
Exercise of share options (in shares)												1,960,822
Share-based compensation		518														518
Other comprehensive income (loss)		654																		654
Net loss	$ (25,442)	(25,442)																					(25,442)
Balance at the end of period at Sep. 30, 2021	(152,706)	(152,706)		$ (152,706)							$ 117	$ 0		$ 117	$ 6,323	6,440	$ 6,440	$ (117)	$ (7,477)	(7,477)	$ (7,477)	$ (151,669)	(151,669)	$ (151,669)
Balance at the end of period (in shares) at Sep. 30, 2021											11,660,827	51,107,130	51,107,130	(39,446,303)
Balance at the end of period at Dec. 31, 2021					$ 106,226
Balance at the end of period (in shares) at Dec. 31, 2021					28,599,012
Increase (Decrease) in Stockholders' Equity
Exercise of share options	945										$ 22				923
Exercise of share options (in shares)											2,203,517
Share-based compensation	129														129
Other comprehensive income (loss)	604																		604
Net loss	(12,182)																					(12,182)
Balance at the end of period at Dec. 31, 2021	(163,210)										$ 139				7,375				(6,873)			(163,851)
Balance at the end of period (in shares) at Dec. 31, 2021											13,864,344
Balance at the beginning of period at Sep. 30, 2021		$ 106,226	[1]		$ 106,226	$ 106,226	$ 106,226
Balance at the beginning of period (in shares) at Sep. 30, 2021		125,343,885			28,599,012	125,343,885	125,343,885	(96,744,873)
Increase (Decrease) in Temporary Equity
Issuance of Preferred Shares						$ 99,853
Issuance of Preferred Shares (in shares)						57,633,588
Exercise of Preferred Share Warrants										$ 890
Exercise of Preferred Share Warrants (in shares)										587,769
Balance at the end of period at Sep. 30, 2022	$ 206,969	$ 206,969	[1]		$ 206,969	$ 206,969	$ 206,969
Balance at the end of period (in shares) at Sep. 30, 2022	41,883,053	183,565,242			41,883,053	183,565,242	183,565,242	(141,682,189)
Balance at the beginning of period at Sep. 30, 2021	$ (152,706)	$ (152,706)		(152,706)							$ 117	$ 0		$ 117	6,323	6,440	6,440	(117)	(7,477)	(7,477)	(7,477)	(151,669)	(151,669)	(151,669)
Balance at the beginning of period (in shares) at Sep. 30, 2021											11,660,827	51,107,130	51,107,130	(39,446,303)
Increase (Decrease) in Stockholders' Equity
Exercise of share options		$ 1,116														1,116
Exercise of share options (in shares)		9,657,581										9,657,581
Issuance of Ordinary Shares as consideration for CubeWerx and Sector 42 acquisition		$ 2,056														2,056
Share-based compensation		1,870														1,870
Other comprehensive income (loss)		(1,828)																		(1,828)
Net loss	(48,651)	(48,651)																					(48,651)
Balance at the end of period at Sep. 30, 2022	$ (198,143)	$ (198,143)		$ (198,143)							$ 139	$ 0		$ 139	11,343	$ 11,482	$ 11,482	$ (139)	(9,305)	$ (9,305)	$ (9,305)	(200,320)	$ (200,320)	$ (200,320)
Balance at the end of period (in shares) at Sep. 30, 2022											13,864,344	60,764,711	60,764,711	(46,900,367)
Increase (Decrease) in Temporary Equity
Exercise of Preferred Share Warrants									$ 3,516
Exercise of Preferred Share Warrants (in shares)									539,627
Preferred stock conversion					$ (210,485)
Preferred stock conversion (in shares)					(42,422,680)
Balance at the end of period (in shares) at Dec. 31, 2022	0
Increase (Decrease) in Stockholders' Equity
Exercise of share options	$ 184										$ 8				176
Exercise of share options (in shares)	844,350										844,350
Issuance of Ordinary Shares as consideration for CubeWerx and Sector 42 acquisition											$ 5				(5)
Issuance of Ordinary Shares as consideration for CubeWerx and Sector 42 acquisition											539,233
Preferred stock conversion	$ 210,485										$ 424				210,061
Preferred stock conversion (in shares)											42,422,680
Issuance of Ordinary Shares upon Business Combination including PIPE financing	(10,638)										$ 88				(10,726)
Issuance of Ordinary Shares upon Business Combination including PIPE financing (in shares)											8,812,585
Share-based compensation	616														616
Other comprehensive income (loss)	(290)																		(290)
Net loss	(13,042)																					(13,042)
Balance at the end of period at Dec. 31, 2022	$ (10,828)										$ 664				$ 211,465				$ (9,595)			$ (213,362)
Balance at the end of period (in shares) at Dec. 31, 2022											66,483,192

[1]	The carrying value reflects the gross proceeds received from the sale of the preferred shares net of issuance costs and the fair value at issuance of preferred shares warrants classified as a liability.